Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2018	December 31, 2019
A.	Term Loans:
	1.	Mas Shipping Co.	9,125	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	32,000	22,000
	3.	Costamare Inc.	-	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	147,702	-
	5.	Raymond Shipping Co. and Terance Shipping Co.	94,135	-
	6.	Costamare Inc.	-	-
	7.	Uriza Shipping S.A.	28,167	23,833
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	77,875	65,375
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	21,280	18,080
	10.	Nerida Shipping Co.	15,375	13,575
	11.	Costamare Inc.	198,986	155,195
	12.	Singleton Shipping Co. and Tatum Shipping Co.	47,200	44,000
	13.	Reddick Shipping Co. and Verandi Shipping Co.	25,000	20,120
	14.	Costamare. Inc.	55,000	36,385
	15.	Credit Facility	-	-
	16.	Bastian Shipping Co. and Cadence Shipping Co.	-	128,400
	17.	Adele Shipping Co.	-	66,500
	18.	Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co.	-	147,110
	19.	Quentin Shipping Co. and Sander Shipping Co.	-	91,239
		Total Term Loans	$751,845	$831,812
B.	Other financing arrangements		564,709	594,350
		Total long-term debt	$1,316,554	$1,426,162
		Less: Deferred financing costs	(8,148)	(9,012)
		Total long-term debt, net	1,308,406	1,417,150
		Less: Long-term debt current portion	(151,546)	(213,022)
		Add: Deferred financing costs, current portion	2,384	2,277
		Total long-term debt, non-current, net	$1,159,244	$1,206,405

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2020	$213,022
2021	290,646
2022	92,678
2023	101,284
2024	80,944
2025 and thereafter	647,588
Total	$1,426,162

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2018	$6,797
Additions	7,584
Amortization and write-off	(2,907)
Balance, December 31, 2018	$11,474
Additions	3,891
Amortization and write-off	(4,491)
Balance, December 31, 2019	$10,874
Less: Current portion of financing costs	(2,839)
Financing costs, non-current portion	$8,035